Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (10,890,980)	$ (11,420,691)	$ (15,423,471)	$ (14,322,798)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	735	964	1,284	1,781
Stock-based compensation	2,001,727	2,220,413	2,965,938	2,957,249
Realized gain on assets held for sale				(24,155)
Interest earned on marketable securities		(430,993)	(430,993)	(110,002)
Changes in operating assets and liabilities:
Prepaid expenses and other current and non- current assets	634,419	(84,568)	161,800	295,220
Accounts payable and other current liabilities	(673,829)	(1,088,785)	(680,520)	(1,154,829)
Other assets				(721,774)
Operating lease right-of-use asset and liability, net	487	290	647	961
Net cash used in operating activities	(8,927,441)	(10,803,370)	(13,405,315)	(13,078,347)
Cash flows from investing activities:
Proceeds received for assets held for sale				172,555
Purchase of marketable securities		(6,859,432)	(6,859,432)	(29,599,573)
Maturity of marketable securities		24,000,000	24,000,000	13,000,000
Net cash provided by investing activities		17,140,568	17,140,568	(16,427,018)
Cash flows from financing activities:
Proceeds from issuance of shares of common stock and warrants	3,375,590
Issuance costs	(429,516)
Net cash provided by financing activities	2,946,074
Net (decrease) increase in cash and cash equivalents	(5,981,367)	6,337,198	3,735,253	(29,505,365)
Cash and cash equivalents at beginning of period	13,362,053	9,626,800	9,626,800	39,132,165
Cash and cash equivalents at end of period	7,380,686	15,963,998	13,362,053	9,626,800
Noncash investing and financing activities
Transaction costs in accounts payable and other current liabilities	129,993
ASC 842 lease renewal option exercise		236,506	236,506
Issuance of initial commitment shares				1,425
Change in unrealized gain/loss on marketable securities		(96,434)	(96,434)	96,434
Change in unrealized gain/loss on marketable securities			(96,434)	96,434
Reclassification of security deposit		$ 16,477
Supplemental cash flow disclosures
Cash paid for income taxes			$ 1,600	$ 2,400